Consolidated Statements of Operations and Comprehensive Loss - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating expenses
Research and development	€ 6,474,441	€ 5,338,962	€ 3,390,677
General and administrative	5,258,501	5,705,030	2,296,596
Total operating expenses	11,732,942	11,043,992	5,687,273
Loss from operations	(11,732,942)	(11,043,992)	(5,687,273)
Other income (expense)
Others income (expense)	(4,875)	242,554	19,657
Finance income (expense)	309,253	36,985	(11,716)
Net exchange rate gain (loss)	(216,891)	2,286,690
Awards and Subsidies			150,000
Total other income (expense), net	87,487	2,566,229	157,941
Loss before income taxes	(11,645,455)	(8,477,763)	(5,529,332)
Income tax benefit (expense)
Net loss	€ (11,645,455)	€ (8,477,763)	€ (5,529,332)
Net loss per share - basic	€ (0.64)	€ (0.47)	€ (0.37)
Net loss per share - diluted	€ (0.64)	€ (0.47)	€ (0.37)
Weighted average number of shares outstanding - basic	18,216,907	18,216,858	15,083,825
Weighted average number of shares outstanding - diluted	18,216,907	18,216,858	15,083,825
Other comprehensive income/(loss)
Change in fair value of marketable debt securities Fair Value Measurement	€ 214,984
Change in foreign currency translation	(15,853)
Total other comprehensive income	199,131
Comprehensive loss	€ (11,446,324)	€ (8,477,763)	€ (5,529,332)